NOTE 3 - ACCRUED EXPENSES - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Interim Period, Costs Not Allocable [Line Items]
Total Accrued Expenses	$ 164,346	$ 20,244
Transitional Period [Member]
Interim Period, Costs Not Allocable [Line Items]
Total Accrued Expenses		20,244	$ 36,244	$ 35,202
Audit Fees [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current	17,687
Audit Fees [Member] | Transitional Period [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current			10,000
Accounting [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current	5,600	5,600
Accounting [Member] | Transitional Period [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current		5,600	6,600
Research And Development [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current	126,415
Legal And Transfer Agent [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current	$ 14,644	15,644
Legal And Transfer Agent [Member] | Transitional Period [Member]
Interim Period, Costs Not Allocable [Line Items]
Accrued Professional Fees, Current		$ 14,644	$ 19,644